Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses and Other Current Liabilities

13. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2012	2013
	US$	US$
Salaries and social welfare payables	3,769	6,595
Taxes payables except for income taxes	5,651	10,246
Rental payables	259	714
Accrued legal and professional expenses	1,175	3,680
Accrued traveling and entertainment expenses	411	514
Accrued office related expense	365	1,027
Accrued interests payable in connection with convertible debts	—	1,418
Others	168	2,207
Total	11,798	26,401